Schedule of investments
Delaware VIP Global Equity
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.99%Δ
Austria − 0.92%
Mondi	21,403	$ 376,978
		376,978
Brazil − 2.41%
Banco do Brasil	62,540	706,776
Petroleo Brasileiro ADR	18,366	279,347
		986,123
Canada − 4.12%
Alimentation Couche-Tard	19,207	1,096,226
Canadian Natural Resources	7,749	591,122
		1,687,348
China − 1.66%
China Mengniu Dairy	316,000	678,276
		678,276
Denmark − 1.52%
Genmab †	2,073	621,545
		621,545
France − 7.35%
Airbus	5,866	1,080,407
BNP Paribas	11,174	793,947
L'Oreal	2,393	1,132,458
		3,006,812
Germany − 3.02%
Deutsche Telekom	32,314	784,394
Siemens	2,360	450,555
		1,234,949
India − 1.80%
ICICI Bank ADR	27,936	737,790
		737,790
Japan − 6.03%
Asahi Group Holdings	28,200	1,032,770
ITOCHU	12,000	512,406
Mitsubishi UFJ Financial Group	91,100	923,758
		2,468,934
Netherlands − 2.50%
Adyen 144A #, †	407	688,496
Shell	10,041	335,327
		1,023,823
Switzerland − 2.30%
Nestle	8,860	940,672
		940,672
Taiwan − 3.14%
Taiwan Semiconductor Manufacturing ADR	9,439	1,284,176
		1,284,176
United Kingdom − 3.55%
AstraZeneca	4,637	624,939
Reckitt Benckiser Group	14,527	827,287
		1,452,226
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States − 57.67%
Alphabet Class A †	8,199	$ 1,237,475
Amazon.com †	8,034	1,449,173
Apple	5,788	992,526
Biogen †	767	165,388
Blue Owl Capital	24,001	452,659
Casey's General Stores	3,759	1,197,054
Coca-Cola	16,218	992,217
ConocoPhillips	4,470	568,942
Costco Wholesale	1,768	1,295,290
Danaher	1,859	464,229
Discover Financial Services	3,507	459,733
DraftKings Class A †	4,518	205,162
Eli Lilly & Co.	1,186	922,661
Home Depot	1,376	527,834
Ingersoll Rand	5,698	541,025
Intuit	1,080	702,000
KLA	1,002	699,967
Lam Research	539	523,676
Meta Platforms Class A	1,233	598,720
Microchip Technology	5,862	525,880
Microsoft	5,363	2,256,321
Netflix †	938	569,676
NVIDIA	1,498	1,353,533
Pinterest Class A †	11,858	411,117
Procter & Gamble	6,106	990,698
Salesforce	3,305	995,400
Schlumberger	6,088	333,683
Synopsys †	696	397,764
Thermo Fisher Scientific	787	457,412
UnitedHealth Group	1,245	615,902
Vertex Pharmaceuticals †	1,671	698,495
		23,601,612
Total Common Stocks (cost $35,317,574)		40,101,264

Short-Term Investments – 0.83%
Money Market Mutual Funds – 0.83%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	84,673	84,673
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	84,673	84,673
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	84,672	84,672
NQ- IV083 [0324] 0524 (3566298)    1

Schedule of investments
Delaware VIP Global Equity   (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	84,673	$ 84,673
Total Short-Term Investments (cost $338,691)		338,691

Total Value of Securities−98.82% (cost $35,656,265)		40,439,955
Receivables and Other Assets Net of Liabilities — 1.18%		481,943
Net Assets Applicable to 7,718,090 Shares Outstanding — 100.00%	$40,921,898

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $688,496, which represents 1.68% of the Portfolio’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV083 [0324] 0524 (3566298)